Financial result (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Interest income employee benefits	SFr 25	SFr 27	SFr 47
Financial income	25	27	47
Bank charges and interest expenses	(1,113)	(625)	(577)
Interest expenses leases	(2,428)	(281)	(61)
Interest expenses employee benefits	(33)	(33)	(58)
Financial expenses	(3,574)	(940)	(697)
Foreign exchange losses	(16,312)	(5,088)	(1,738)
Change in fair value of foreign exchange derivatives	1,363	(1,347)	(155)
Foreign exchange result	(14,949)	(6,434)	(1,893)
Financial result	SFr (18,499)	SFr (7,347)	SFr (2,542)